INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents (Note 2)	$ 3,407	$ 1,628
Trade accounts receivable (net of allowance for doubtful accounts of $175 and $227 as of June 30, 2020 and December 31, 2019, respectively)	7,307	7,480
Inventories (Note 3)	3,474	3,735
Other accounts receivable and prepaid expenses	484	675
Total current assets	14,672	13,518
LONG-TERM ASSETS:
Restricted deposits	58
Severance pay fund	59	60
Operating lease right of use assets	2,029	2,490
Total long-term assets	2,146	2,550
PROPERTY AND EQUIPMENT, NET	6,407	6,761
Total assets	23,225	22,829
CURRENT LIABILITIES:
Short-term credit and current maturities of long-term debt (Note 4)	1,303	2,120
Short-term credit from related party	2,885	3,472
Trade payables	3,983	4,673
Other accounts payable and accrued expenses	3,653	3,118
Short-term operating lease liabilities	1,141	1,383
Total current liabilities	12,965	14,766
LONG-TERM LIABILITIES:
Long-term debt, excluding current maturities (Note 5)	1,468	387
Accrued severance pay	307	268
Deferred tax liabilities	57	45
Long-term operating lease liabilities	872	1,094
Total long-term liabilities	2,704	1,794
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares, NIS 3.0 par value; Authorized: 10,000,000 shares; Issued and outstanding 4,380,268 shares	3,964	3,964
Additional paid-in capital	18,583	18,583
Foreign currency translation adjustments	2,479	2,479
Capital reserves	1,006	963
Accumulated deficit	(18,476)	(19,720)
Total shareholders' equity	7,556	6,269
Total liabilities and shareholders' equity	$ 23,225	$ 22,829